SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations and Credit Risk (Details)	12 Months Ended
	Sep. 30, 2024 USD ($) customer item	Sep. 30, 2023 USD ($) item customer	Sep. 30, 2022 item customer	Sep. 30, 2024 CNY (¥) customer item	Sep. 30, 2024 HKD ($) customer item
Concentration Risk
Cash and cash equivalents, certificates of deposit and restricted cash were on deposit at financial institutions not subject to insured | $	$ 6,902,275	$ 6,197,461
Cash and cash equivalents deposited in financial institutions | $	1,058,635	1,001,568
Cash and cash equivalents deposited in financial institutions annual limit	65,000				$ 500,000
Cash deposited in FI insured by FDIC | $	$ 1,856,344	$ 277,218
Cash equivalents and restricted cash protection | ¥				¥ 500,000
Customer | Revenue
Concentration Risk
Number of customers | customer	2	2	2	2	2
Customer | Purchases
Concentration Risk
Number of vendors | item	2	0	1	2	2
Customer | Accounts Receivable
Concentration Risk
Number of customers | customer	4	4	3	4	4
Number of vendors | item	0	0		0	0
Customer | Accounts Payable
Concentration Risk
Number of vendors | item			1
Customer | Customer One | Revenue
Concentration Risk
Concentration risk (in percent)	16.00%	15.00%	11.00%
Customer | Customer One | Accounts Receivable
Concentration Risk
Concentration risk (in percent)	38.00%	31.00%	61.00%
Customer | Customer Two | Revenue
Concentration Risk
Concentration risk (in percent)	12.00%	14.00%	11.00%
Customer | Customer Two | Accounts Receivable
Concentration Risk
Concentration risk (in percent)	25.00%	19.00%	13.00%
Customer | Customer Three | Accounts Receivable
Concentration Risk
Concentration risk (in percent)	16.00%	11.00%	11.00%
Customer | Customer Four | Accounts Receivable
Concentration Risk
Concentration risk (in percent)	14.00%	10.00%
Supplier | Supplier One | Purchases
Concentration Risk
Concentration risk (in percent)	12.00%	10.00%	14.00%
Supplier | Supplier One | Accounts Payable
Concentration Risk
Percentage of accounts payable outstanding from transaction with supplier	10.00%	10.00%	18.00%
Supplier | Supplier Two | Purchases
Concentration Risk
Concentration risk (in percent)	10.00%